Fees Summary	Feb. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 149,853,810.92
Previously Paid Amount	0
Total Fee Amount	20,694.81
Total Offset Amount	$ 0
Narrative Disclosure

The maximum aggregate offering price of the securities to which the prospectus relates is $149,853,810.92. The prospectus is a final prospectus for the related offering.

Net Fee	$ 20,694.81
Narrative - Max Aggregate Offering Price	$ 149,853,810,920
Final Prospectus	true